Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000141748
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
Accumulated Value	$ 10,000		$ 10,601	$ 13,236	$ 12,212	$ 15,438	$ 17,548	$ 20,579	$ 16,468	$ 19,456	$ 21,807	$ 25,593
C000141747
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	250,000		265,753	332,573	307,606	389,953	444,301	522,335	419,134	496,297	557,568	656,090
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	$ 250,000		$ 268,776	$ 328,983	$ 300,324	$ 383,423	$ 444,397	$ 541,353	$ 443,143	$ 548,554	$ 650,974	$ 788,290